Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 762,341	$ 113,216	$ 22,822
Marketable securities	771,101	884,336	107,099
Prepaid expenses and other current assets	8,502	11,616	1,255
Total current assets	1,541,944	1,009,168	131,176
Property and equipment, net	59,533	43,696	25,492
Right-of-use lease asset	12,031	11,712	12,942
Other assets	2,829	2,193	2,774
Total assets	1,616,337	1,066,769	172,384
Current liabilities
Accounts payable	9,871	5,383	2,851
Accrued liabilities	4,160	2,701	1,307
Accrued compensation	5,355	2,391	1,112
Operating lease liability, short-term	1,465	1,220	1,080
Strategic premium, short-term	503	655	873
Total current liabilities	21,354	12,350	7,223
Operating lease liability, long-term	11,344	11,244	12,463
Convertible preferred stock warrant liabilities			1,860
Strategic premium, long-term and other liabilities			436
Assumed common stock warrant liabilities	288,039	689,699
Total liabilities	320,737	713,293	21,982
Commitments and contingencies
Redeemable non-controlling interest	1,694	1,704	1,710
Stockholders’ equity
Preferred stock, value
Common stock, value	39	36	24
Additional paid-in-capital	3,346,442	2,329,406	444,440
Accumulated other comprehensive (loss) income	143	(31)	90
Accumulated deficit	(2,052,718)	(1,977,639)	(295,862)
Total stockholders’ equity	1,293,906	351,772	148,692
Total liabilities, redeemable non-controlling interest and stockholders’ equity	$ 1,616,337	$ 1,066,769	$ 172,384